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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy O'Connor
Title:      Chief Financial Officer
Phone:      (212) 813-5850

Signature, Place, and Date of Signing:

   /s/ Nancy O'Connor          New York, New York             8/15/05
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     39
Form 13F Information Table Value Total:     $409,880 (Thousands)
List of Other Included Managers:            None


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                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                                                         SHARES OR     INVESTMENT   OTHER
         NAME OF ISSUER       TITLE OF CLASS     CUSIP    VALUE (X1000)  PRIN. AMT.    DISCRETION  MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                COMMON STOCK    09062X103      3,445.00    100,000  CAL     SOLE                                    -
BIOGEN IDEC INC                COMMON STOCK    09062X103     24,733.00    717,932   SH     SOLE               717,932              -
BROCADE COMMUNICATIONS         COMMON STOCK    111621108      3,527.00    908,974   SH     SOLE               908,974              -
BERKSHIRE HATHAWAY INC-CL A    CLASS A         084670108      6,680.00         80   SH     SOLE                    80              -
CALLIDUS SOFTWARE INC          COMMON STOCK    13123E500      3,033.00    833,148   SH     SOLE               833,148              -
CONOR MEDSYSTEMS INC           COMMON STOCK    208264101     13,775.00    897,397   SH     SOLE               897,397              -
CORCEPT THERAPEUTICS INC       COMMON STOCK    218352102      9,504.00  1,649,918   SH     SOLE             1,649,918              -
CURATIVE HEALTH SERVICES INC   COMMON STOCK    23126W100      1,459.00    640,000   SH     SOLE               640,000              -
DENNY'S CORPORATION            COMMON STOCK    24869P104     42,711.00  8,542,105   SH     SOLE             8,542,105              -
DOLBY LABORATORIES INC         COMMON STOCK    25659T107      6,419.00    291,000   SH     SOLE               291,000              -
DAVITA INC                     COMMON STOCK    23918K108     30,090.00    661,600   SH     SOLE               661,600              -
ENCYSIVE PHARMACEUTICALS INC   COMMON STOCK    29256X107      7,102.00    657,000   SH     SOLE               657,000              -
ENDO PHARMACEUT HLDGS INC      COMMON STOCK    29264F205     11,718.00    445,900   SH     SOLE               445,900              -
ADVANCED MEDICAL OPTICS INC    COMMON STOCK    00763M108     16,894.00    425,000   SH     SOLE               425,000              -
EYETECH PHARMACEUTICALS INC    COMMON STOCK    302297106      7,804.00    617,390   SH     SOLE               617,390              -
GUIDANT CORP                   COMMON STOCK    401698105     20,190.00    300,000   SH     SOLE               300,000              -
INSPIRE PHARMACEUTICALS INC    COMMON STOCK    457733103     14,872.00  1,766,246   SH     SOLE             1,766,246              -
IVAX CORP                      COMMON STOCK    465823102     10,750.00    500,000   SH     SOLE               500,000              -
KERYX BIOPHARMACEUTICALS       COMMON STOCK    492515101     16,060.00  1,216,687   SH     SOLE             1,216,687              -
LABORATORY CRP OF AMER HLDGS   COMMON STOCK    50540R409     18,713.00    375,000   SH     SOLE               375,000              -
METABASIS THERAPEUTICS INC     COMMON STOCK    59101M105      2,466.00    782,900   SH     SOLE               782,900              -
MONOLITHIC SYSTEM TECHNOLOGY   COMMON STOCK    609842109      3,751.00    745,777   SH     SOLE               745,777              -
MICROSOFT CORP                 COMMON STOCK    594918104     24,840.00  1,000,000   SH     SOLE             1,000,000              -
MYOGEN INC                     COMMON STOCK    62856E104      4,847.00    693,464   SH     SOLE               693,464              -
NEKTAR THERAPEUTICS            COMMON STOCK    640268108      1,047.00     62,200  PUT     SOLE                                    -
POLYMEDICA CORP                COMMON STOCK    731738100      6,499.00    182,244   SH     SOLE               182,244              -
PLUMTREE SOFTWARE INC          COMMON STOCK    72940Q104      3,896.00    800,000   SH     SOLE               800,000              -
POINT THERAPEUTICS INC         COMMON STOCK    730694106      5,666.00  1,375,310   SH     SOLE             1,375,310              -
QLOGIC CORP                    COMMON STOCK    747277101     16,204.00    524,900  CAL     SOLE                                    -
QLOGIC CORP                    COMMON STOCK    747277101      6,174.00    200,000   SH     SOLE               200,000              -
SEEBEYOND TECHNOLOGY CORP      COMMON STOCK    815704101      2,721.00    651,000   SH     SOLE               651,000              -
SANDISK CORP                   COMMON STOCK    80004C101     11,865.00    500,000  PUT     SOLE                                    -
SYNAPTICS INC                  COMMON STOCK    87157D109     10,787.00    505,000   SH     SOLE               505,000              -
TEVA PHARMACEUTICAL            COMMON STOCK    881624209      8,314.00    267,000   SH     SOLE               267,000              -
TELLABS INC                    COMMON STOCK    879664100     17,887.00  2,056,000   SH     SOLE             2,056,000              -
NEVADA GOLD & CASINOS INC      COMMON STOCK    64126Q206        217.00     20,000   SH     SOLE                20,000              -
VION PHARMACEUTICALS INC       COMMON STOCK    927624106      1,302.00    600,000   SH     SOLE               600,000              -
VERITY INC                     COMMON STOCK    92343C106      3,596.00    410,000   SH     SOLE               410,000              -
VERITAS DGC INC                COMMON STOCK    92343P107      8,322.00    300,000   SH     SOLE               300,000              -